Debt - Credit Facilities Maturities Schedule (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Less deferred financing costs, net	$ (8,689)	$ 0
Line of Credit
Debt Instrument [Line Items]
2017		2,321,585
Total payments	0	2,321,585	$ 2,355,948
Less deferred financing costs, net	0	(6,044)	(8,207)
Long-term debt	$ 0	$ 2,315,541	$ 2,347,741